Schedule of options outstanding and exercisable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, beginning balance	2,672,083	1,107,083
Weighted Average Exercise Price, beginning balance		$ 1
Grant date fair value outstanding, beginning balance	$ 9,995,652	$ 851,860
Aggregate grant date fair value outstanding, beginning balance	$ 7,077,211	$ 849,698
Weighted Average Remaining Life, outstanding			7 years 10 months 24 days
Number of options, Granted		1,885,625
Weighted Average Exercise Price, Granted		$ 1,179
Grant date fair value, Granted		$ 7,590,933
Aggregate grant date fair value, Granted		$ 4,874,513
Weighted Average Remaining Life, Granted		10 years
Number of options, Forfeited		(186,875)
Weighted Average Exercise Price, Forfeited		$ 1
Grant date fair value, Forfeited		$ (76,219)
Aggregate grant date fair value, Forfeited		$ (76,025)
Weighted Average Remaining Life, Forfeited		7 years 4 months 24 days
Number of options, Regranted		476,875
Weighted Average Exercise Price, Regranted		$ 169
Grant date fair value, Regranted		$ 2,125,883
Aggregate grant date fair value, Regranted		$ 1,924,636
Weighted Average Remaining Life, Regranted		10 years
Number of options, Cancelled		(610,625)
Weighted Average Exercise Price, Forfeited		$ 1
Grant date fair value, Cancelled		$ (496,805)
Aggregate grant date fair value, Cancelled		$ (495,611)
Weighted Average Remaining Life, Cancelled		7 years 2 months 12 days
Number of options exercisable, beginning balance	2,672,083
Weighted Average Exercise Price, beginning balance			$ 1
Grant date fair value exercisable, beginning balance	$ 9,995,652
Aggregate grant date fair value exercisable, beginning balance	$ 7,077,211
Number of options outstanding, ending balance	2,672,083	2,672,083	1,107,083
Number of options exercisable, ending balance	2,672,083	2,672,083
Grant date fair value outstanding, ending balance	$ 9,995,652	$ 9,995,652	$ 851,860
Grant date fair value exercisable, ending balance	9,995,652	9,995,652
Aggregate grant date fair value outstanding, ending balance	7,077,211	7,077,211	$ 849,698
Aggregate grant date fair value exercisable, ending balance	$ 7,077,211	$ 7,077,211